Average Annual Total Returns - FidelityGovernmentCashReserves-RetailPRO - FidelityGovernmentCashReserves-RetailPRO - Fidelity Government Cash Reserves - Fidelity Government Cash Reserves - Return Before Taxes
Jan. 28, 2023
Average Annual Return:
Past 1 year	1.34%
Past 5 years	1.01%
Past 10 years	0.57%